Note 16 - Stock-based Compensation Plans	12 Months Ended
Jan. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

Note 16 - Stock-Based Compensation Plans

Total estimated stock-based compensation expense recognized in our consolidated statement of operations was as follows:

Year Ended	January 31, 2016	January 31, 2015	January 31, 2014
Cost of revenues	24	45	54
Sales and marketing	41	70	538
Research and development	-	2	12
General and administrative	1,512	1,426	1,138
Other charges	-	-	781
Effect on net income	1,577	1,543	2,523

For the year ended January 31, 2014 other charges includes stock-based compensation expense of $0.3 million related to a modification of certain PSU grants.

Differences between how GAAP and applicable income tax laws treat the amount and timing of recognition of stock-based compensation expense may result in a deferred tax asset. We have recorded a valuation allowance against any such deferred tax asset except for $0.1 million ($0.1 million at January 31, 2015) recognized in the United States. The tax benefit realized in connection with stock options exercised and settled during 2016, 2015 and 2014 was $1.6 million, $0.1 million and $0.4 million, respectively.

Stock Options

As of January 31, 2016, we had 293,889 stock options granted and outstanding under our shareholder-approved stock option plan and 217,264 remained available for grant. In addition, we had 175,000 stock options outstanding pursuant to option grants made outside of our shareholder-approved stock option plan as permitted under the rules of the Toronto Stock Exchange in certain circumstances.

For the year ended January 31, 2016, the Company settled 446,875 options for $4.4 million of common shares issued from treasury and $2.6 million in cash related to payment of applicable employee withholding taxes. For the year ended January 31, 2015, the Company settled 175,000 options for $0.4 million in cash related to payment of applicable employee withholding taxes and $0.3 million of common shares issued from treasury. For the year ended January 31, 2014, 300,000 options were settled for $1.4 million in cash including payment of applicable employee withholding taxes and $0.1 million of common shares were issued from treasury.

As of January 31, 2016, $0.4 million of total unrecognized compensation costs, net of forfeitures, related to non-vested stock option awards is expected to be recognized over a weighted average period of 1.6 years. The total fair value of stock options vested during 2016 was $0.3 million.

The total number of options granted during 2016, 2015 and 2014 was nil, 215,000 and nil, respectively. The weighted average grant-date fair value of options granted during 2016, 2015 and 2014 was nil, $3.47 and nil per option, respectively.

The weighted-average assumptions were as follows:

Year Ended	January 31, 2015
Expected dividend yield (%)	-
Expected volatility (%)	25.4
Risk-free rate (%)	1.5
Expected option life (years)	5

A summary of option activity under all of our plans is presented as follows:

	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2014	1,139,853	$4.39
Granted	215,000	$13.77
Exercised	(220,138)	$3.49
Surrendered for Shares	(175,000)	$4.53
Forfeited	(6,451)	$5.72
Balance at January 31, 2015	953,264	$6.33	2.5	10.6
Exercised	(37,500)	$4.18
Surrendered for Shares	(446,875)	$2.59
Balance at January 31, 2016	468,889	$8.25	3.5	5.2

Vested or expected to vest at January 31, 2016	450,589	$8.18	3.5	5.0

Exercisable at January 31, 2016	292,811	$6.54	2.6	3.7

The total intrinsic value of options exercised during 2016, 2015 and 2014 was approximately $0.5 million, $2.4 million and $9.4 million, respectively. The total intrinsic value of options surrendered for shares during 2016, 2015 and 2014 was approximately $6.7 million, $1.6 million and $1.5 million, respectively.

Options outstanding and options exercisable as at January 31, 2016 by range of exercise price are as follows:

			Options Outstanding			Options Exercisable
Range of Exercise Prices			Weighted Average Exercise Price	Number of Stock Options	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number of Stock Options
$4.88	–	$5.54	$4.91	215,889	1.8	$4.91	208,311
$6.91	–	$6.91	$6.91	38,000	3.5	$6.91	22,000
$11.69	–	$11.85	$11.84	215,000	5.4	$11.84	62,500
			$8.25	468,889	3.5	$6.54	292,811

A summary of the status of our unvested stock options under our shareholder-approved stock option plan as of January 31, 2016 is presented as follows:

	Number of Stock Options Outstanding	Weighted- Average Grant-Date Fair Value per Share
Balance at January 31, 2014	164,145	$2.21
Granted	40,000	$3.43
Vested	(73,840)	$1.97
Forfeited	(6,451)	$1.96
Balance at January 31, 2015	123,854	$2.56
Vested	(70,276)	$1.92
Balance at January 31, 2016	53,578	$2.52

Performance Share Units

A summary of PSU activity is as follows:

	Number of PSUs Outstanding	Weighted- Average Granted Date Fair Value	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2014	211,428	$11.69
Granted	51,752	$16.67
Exercised	(83,984)	$10.88
Forfeited	(4,938)	$10.93
Balance at January 31, 2015	174,258	$12.61	7.9	3.0
Granted	49,187	$19.70
Performance units issued	30,092	$9.34
Balance at January 31, 2016	253,537	$12.39	7.2	4.9

Vested or expected to vest at January 31, 2016	253,537	$12.39	7.2	4.9

Exercisable at January 31, 2016	152,598	$9.36	6.3	2.9

The aggregate intrinsic values represents the total pre-tax intrinsic value (the aggregate closing share price of our common shares on January 31, 2016) that would have been received by PSU holders if all PSUs had been vested on January 31, 2016.

As of January 31, 2016, $0.9 million of total unrecognized compensation costs related to non-vested awards is expected to be recognized over a weighted average period of 1.5 years. The total fair value of PSUs vested during 2016 was $0.8 million.

Restricted Share Units

A summary of RSU activity is as follows:

	Number of RSUs Outstanding	Weighted- Average Granted Date Fair Value	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2014	214,076	$8.96
Granted	51,752	$13.79
Exercised	(85,298)	$8.36
Forfeited	(4,938)	$8.59
Balance at January 31, 2015	175,592	$9.94	7.9	3.1
Granted	49,187	$15.33
Balance at January 31, 2016	224,779	$10.03	7.4	4.3

Vested or expected to vest at January 31, 2016	224,779	$10.03	7.4	4.3

Exercisable at January 31, 2016	174,737	$8.86	7.0	3.4

The aggregate intrinsic values represents the total pre-tax intrinsic value (the aggregate closing share price of our common shares on January 31, 2016) that would have been received by RSU holders if all RSUs had been vested on January 31, 2016.

As of January 31, 2016, $0.7 million of total unrecognized compensation costs related to non-vested awards is expected to be recognized over a weighted average period of 1.7 years. The total fair value of RSUs vested during 2016 was $0.6 million.

Deferred Share Unit Plan

As at January 31, 2016, the total number of DSUs held by participating directors was 188,766 (209,727 at January 31, 2015), representing an aggregate accrued liability of $3.3 million ($3.2 million at January 31, 2015). During 2016, 61,020 DSUs were granted and 81,981 were settled for cash. As at January 31, 2016, the unrecognized aggregate liability for the unvested DSUs was nil (nil at January 31, 2015). The fair value of the DSU liability is based on the closing price of our common shares at the balance sheet date. The total compensation cost related to DSUs recognized in our consolidated statements of operations was approximately $1.9 million, $1.5 million and $1.1 million for 2016, 2015 and 2014, respectively.

Cash-Settled Restricted Share Unit Plan

A summary of activity under our CRSU plan is as follows:

	Number of CRSUs Outstanding	Weighted- Average Remaining Contractual Life (years)
Balance at January 31, 2014	152,794
Granted	68,439
Vested and settled in cash	(106,910)
Forfeited	(467)
Balance at January 31, 2015	113,856	1.5
Granted	72,817
Vested and settled in cash	(85,924)
Balance at January 31, 2016	100,749	1.6

Non-vested at January 31, 2016	100,749	1.6

We have recognized the compensation cost of the CRSUs ratably over the service/vesting period relating to the grant and have recorded an aggregate accrued liability of $0.8 million at January 31, 2016 ($1.0 million at January 31, 2015). As at January 31, 2016, the unrecognized aggregate liability for the unvested CRSUs was $1.0 million ($0.7 million at January 31, 2015). The fair value of the CRSU liability is based on the closing price of our common shares at the balance sheet date. The total compensation cost related to CRSUs recognized in our consolidated statements of operations was approximately $0.7 million, $0.6 million and $1.2 million for 2016, 2015 and 2014, respectively.